Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Debt Securities [Member]
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 4	SFr 255
Realized gains	0	8
Bank | Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	4	255
Realized gains	SFr 0	SFr 8